Stockholders' Equity - Additional Information (Detail) - USD ($)		1 Months Ended	12 Months Ended
	Oct. 14, 2026	Mar. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Sep. 04, 2026	Dec. 31, 2023
Class of Stock [Line Items]
par value of common stock			$ 0.0001	$ 0.0001
Common Stock, Shares, Issued			3,632,165	3,627,242	112,790
Common Stock, Shares, Outstanding			3,632,165	3,627,242
Sale of Stock, Number of Shares Issued in Transaction	1,240,632
Proceeds from Issuance of Convertible Preferred Stock				$ 4,986,059
Common Stock [Member]
Class of Stock [Line Items]
Number of Common Shares Authorized to Issue			7,576,476
Common Stock [Member]
Class of Stock [Line Items]
par value of common stock			$ 0.0001
Common Stock, Shares, Outstanding			3,632,165	3,627,242		3,810,340
Preferred Stock [Member] | Series Seed 1 Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Sale of Stock, Consideration Received on Transaction		$ 5,000,000
Sale of Stock, Number of Shares Issued in Transaction		512,520
Preferred Stock Issue Price Per Share		$ 9.7557
Temporary Equity, Shares Issued			3,876,721	3,876,721
Temporary Equity, Shares Outstanding			3,876,721	3,876,721
Payments of Stock Issuance Costs				$ 13,936
Preferred Stock [Member] | Series Seed 2 Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock Issue Price Per Share			$ 7.80456
Temporary Equity, Shares Issued			64,065	64,065
Temporary Equity, Shares Outstanding			64,065	64,065
Preferred Stock [Member] | Series Seed 1 And 2 Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Proceeds from Issuance of Convertible Preferred Stock			$ 50,000,000